CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2021
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of Cash, Cash Equivalents and Restricted Cash

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Cash and cash equivalents	168,424	118,821
Restricted cash	1,650	824
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	170,074	119,645